SHARE-BASED COMPENSATION ARRANGEMENTS - Summary of Share Options Activities and Restricted Share Units Activities (Details)	6 Months Ended
Jun. 30, 2026 shares $ / shares
SHARE-BASED COMPENSATION ARRANGEMENTS
Outstanding as of January 1, 2026 | $ / shares	$ 1.3
Expired | $ / shares	1.1
Forfeited | $ / shares	1.2
Exercised | $ / shares	0.8
Outstanding as of June 30, 2026 | $ / shares	1.3
Exercisable as of June 30, 2026 | $ / shares	$ 1.3
Outstanding as of January 1, 2026	95,160,657
Expired	(8,065)
Forfeited	(399,903)
Vested	(3,850,311)
Exercised	(3,850,311)
Outstanding as of June 30, 2026	90,902,378
Exercisable as of June 30, 2026	86,429,269
Outstanding as of January 1, 2026	22,413,960
Forfeited	(1,388,733)
Vested	(1,931,136)
Outstanding as of June 30, 2026	19,094,091
2026 Share Plan, Restricted share units
SHARE-BASED COMPENSATION ARRANGEMENTS
Forfeited	(822,300)
Vested	(417)
Exercised	(417)
Granted	8,509,529
Outstanding as of June 30, 2026	7,686,812